UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 131.9%
Corporate — 5.5%
County of Beaver IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$200	$201,384
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	227,710
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	600	724,386
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project, 5.00%, 11/01/41	160	154,587
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	180	182,637
		1,490,704
County/City/Special District/School District — 15.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	181,262
5.00%, 5/01/42	450	417,037
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	370	392,959
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	125	135,229
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	160	140,150
4.00%, 8/15/42	100	86,131
County of Lycoming Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	100	99,542
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	100	102,391
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	204,362
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/31	600	638,004

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Owen J Roberts School District, GO, 4.75%, 11/15/25	$700	$754,425
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	106,978
Philipsburg-Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	155	156,707
Series A, 4.00%, 4/01/35	150	134,124
Series A, 4.00%, 4/01/38	110	93,668
Series A, 4.00%, 4/01/41	40	33,985
State Public School Building Authority, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	310	316,932
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	250	254,125
		4,248,011
Education — 18.2%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	107,951
5.00%, 8/15/25	100	106,802
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	205,162
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	432,169
Villanova University, 5.25%, 12/01/31	100	105,099
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University, 5.00%, 7/01/35	100	93,552
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	150,387
Shippensburg University Student Services, 5.00%, 10/01/44	265	243,450
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,017,340

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	$1,180	$1,212,403
La Salle University, 5.00%, 5/01/37	140	134,534
State System of Higher Education, Series AL, 5.00%, 6/15/35	100	103,101
Thomas Jefferson University, 4.00%, 3/01/37	70	60,962
Thomas Jefferson University, 5.00%, 3/01/42	60	60,740
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	215	226,154
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	661,338
		4,921,144
Health — 38.1%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3, 5.50%, 11/01/31	500	547,320
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	444,350
County of Montgomery IDA Pennsylvania, RB, Acts Retirement Life Community, Series A, 4.50%, 11/15/36	375	328,290
County of Montgomery IDA Pennsylvania, Refunding RB, Acts Retirement Life Community:
5.00%, 11/15/27	175	176,754
5.00%, 11/15/28	110	109,860
5.00%, 11/15/29	100	99,442
Cumberland County Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	186,234
Diakon Lutheran, 6.38%, 1/01/39	500	525,235

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	$500	$537,805
Franklin County IDA Pennsylvania, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	419,636
Lehigh County General Purpose Authority, Refunding RB, Saint Luke's Bethlehem Hospital, 5.38%, 8/15/13 (b)	1,900	1,903,838
Monroeville Finance Authority, Refunding RB, Allegheny County Pennsylvania, UPMC, 5.00%, 2/15/42	340	333,407
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	115	101,649
3.75%, 6/01/31	85	72,284
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,013,710
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	944,230
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	250	258,482
5.00%, 11/15/27	175	179,365
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	245	249,731
Southcentral General Authority, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	1,250	1,343,450
Union County Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	517,472
		10,292,544

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing — 15.2%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	$390	$322,823
3.70%, 10/01/42	665	542,148
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	95	95,190
Series 97-A, AMT, 4.65%, 10/01/31	1,300	1,350,570
Series 99-A, AMT, 5.15%, 4/01/38	210	204,548
Series 110-B, 4.75%, 10/01/39	140	143,861
Series 113, 4.85%, 10/01/37	775	760,879
Series 115-A, AMT, 4.20%, 10/01/33	750	687,683
		4,107,702
State — 11.9%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	825	888,096
5.00%, 6/01/28	1,360	1,481,421
5.00%, 3/15/29	275	291,566
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	500	541,965
		3,203,048
Transportation — 22.6%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	1,325	1,294,287
AMT (AGM), 5.00%, 6/15/37	1,150	1,112,579
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	750	767,310
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	140	142,569
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	215	217,468

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Senior Lien, Series A, 5.00%, 12/01/42	$470	$475,917
Series A (AMBAC), 5.25%, 12/01/32	870	905,470
Sub-Series A, 5.13%, 12/01/26	100	106,598
Sub-Series A, 6.00%, 12/01/41	100	109,126
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	250	271,553
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	290	305,135
5.00%, 6/01/29	385	401,697
		6,109,709
Utilities — 4.7%
Bucks County Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	100	103,016
City of Philadelphia Pennsylvania Gas Works, RB, Ninth Series, 5.25%, 8/01/40	270	267,308
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	100	102,551
Series C (AGM), 5.00%, 8/01/40	350	351,848
County of Westmoreland Municipal Authority, RB, 5.00%, 8/15/37	250	251,760
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	185	193,525
		1,270,008
Total Municipal Bonds in Pennsylvania		35,642,870
Guam — 0.6%
State — 0.6%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	150	155,271

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 6.6%
State — 4.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$920	$937,167
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	300	287,481
		1,224,648
Utilities — 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	145	128,782
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	500	427,215
		555,997
Total Municipal Bonds in Puerto Rico		1,780,645
Total Municipal Bonds — 139.1%		37,578,786

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

Pennsylvania — 33.4%
Education — 9.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
4.00%, 8/15/39	220	183,387
5.75%, 8/15/41	850	894,625
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	500	500,360
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,022,230
		2,600,602
Health — 13.6%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	500	509,680
Series A, 5.25%, 6/01/39	1,000	1,019,036
Series A-1, 5.13%, 6/01/41	1,160	1,174,477

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Pennsylvania (concluded)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	$1,000	$988,280
		3,691,473

Housing — 1.7%
Pennsylvania HFA, Refunding RB, S/F, Series 96-A, AMT, 4.70%, 10/01/37	460	450,501

State — 8.5%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 11/15/30	1,180	1,262,482
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	1,000	1,024,950
		2,287,432
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 33.4%		9,030,008
Total Long-Term Investments (Cost — $46,605,814) — 172.5%		46,608,794

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	946,735	946,735
Total Short-Term Securities (Cost — $946,735) — 3.5%		946,735
Total Investments (Cost — $47,552,549*) — 176.0%		47,555,529
Other Assets Less Liabilities — 0.7%		194,831
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.4%)		(4,435,771)
VRDP Shares, at Liquidation Value — (60.3%)		(16,300,000)
Net Assets Applicable to Common Shares — 100.0%		$27,014,589

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$43,193,379
Gross unrealized appreciation	$1,109,911
Gross unrealized depreciation	(1,182,267)
Net unrealized depreciation	$(72,356)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
BIF Pennsylvania Municipal Money Fund	1,396,790	(450,055)	946,735	—

(e)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	5

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:

		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments [1]	—	$46,608,794	—	$46,608,794
	Short-Term Securities	$946,735	—	—	946,735
Total		$946,735	$46,608,794	—	$47,555,529

[1]	See above Schedule of Investments for values in each sector.
Certain of the Trust's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

		Level 1	Level 2	Level 3	Total
Liabilities:
	Bank overdraft	—	$(1,987)	—	$(1,987)
	TOB trust certificates	—	(4,434,506)	—	(4,434,506)
	VRDP Shares	—	(16,300,000)	—	(16,300,000)
Total		—	$(20,736,493)	—	$(20,736,493)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 24, 2013